Trade Receivables (Schedule of trade receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Vericel (Note 17b)	$ 7,500	$ 0
BARDA (Note 18a)	701	1,085
Other trade receivables	1,133	696
Less provision for impairment	(2)	(2)
Trade Receivables	$ 9,332	$ 1,779